Document and Entity Information	Oct. 20, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001380846
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	TRISTATE CAPITAL HOLDINGS, INC.
Entity Incorporation State Country Code	PA
Entity File Number	001-35913
Entity Tax Identification Number	20-4929029
Entity Address, Address Line One	One Oxford Centre
Entity Address, Address Line Two	301 Grant Street
Entity Address, Address Line Three	Suite 2700
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	(412)
Local Phone Number	304-0304
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	TSC
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of 6.75% Fixed-to-Floating Rate Series A Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TSCAP
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/40th Interest in a Share of 6.375% Fixed-to-Floating Rate Series B Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TSCBP
Security Exchange Name	NASDAQ